Subsequent Events (FY) (Details) - USD ($) $ in Thousands		9 Months Ended
	Dec. 10, 2020	Sep. 30, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Proceeds from business combination		$ 79,969	$ 0
Cash held-in-trust		254,203
Consideration received on transaction		$ 325,000
Silver Spike
Subsequent Event [Line Items]
Proceeds from business combination	$ 575,000
Cash held-in-trust	250,000
Consideration received on transaction	$ 325,000